LEASES	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
LEASES
10.	LEASES

(a)	Lease receivable
On April 5, 2023, NexGen completed a purchase agreement whereby the Company acquired $4,100 of equipment and immediately thereafter leased the equipment to a third party. The lease payments commence the first day of the month following the six-month
anniversary of the date the equipment was delivered.
The undiscounted value of the remaining lease payments as at December 31, 2024 is as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total
Lease receivable	$512	$1,025	$512	$1,453	$3,502

	December 31, 2024	December 31, 2023
Current portion	$ 512	$ 512

Non-current portion	2,990	3,502

Balance, end of period	$ 3,502	$ 4,014

(b)	Right-of-use assets

	December 31, 2024	December 31, 2023
Right-of-use assets, beginning of period	$1,474	$1,933
Additions	-	246
Depreciation	(790)	(705)
Balance, end of period	$684	$1,474
The
right-of-use
assets are related to corporate office and warehouse leases, and are included in the Other category in Note 6.

(c)	Lease liabilities

	December 31, 2024	December 31, 2023
Lease liabilities, beginning of period	$1,942	$2,463
Additions	-	254
Interest expense on lease liabilities	110	153
Payment of lease liabilities	(1,035)	(928)
Balance, end of period	$1,017	$1,942

Current portion	926	926
Non-current portion	91	1,016
Balance, end of period	$1,017	$1,942
The undiscounted value of the lease liabilities as at December 31, 2024 was $1,476 (December 31, 2023 - $2,952).

(d)	Amounts recognized in consolidated statements of net income (loss)

	For the year ended December 31,

	2024	2023
Expense relating to variable lease payments	$453	$417